Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
6.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	December 31, 2020	December 31, 2019
Building	$1,828,092	$-
Office equipment	449,246	392,010
Vehicle	34,351	32,233
Less: accumulated depreciation	(313,928)	(119,976)
	1,997,761	304,267
Construction in progress	-	1,585,706
	$1,997,761	$1,889,973

As of December 31, 2019, the construction in progress primarily consisted of the construction in progress of an office campus and facilities in Beijing on leased land (Note 7). The construction was completed in January 2020.

As of December 31, 2020, the balance of property was comprised of office campus and facilities in Beijing of $1,828,092.

Depreciation expenses totaled $176,111, $75,021 and $23,655 for the years ended December 31, 2020, 2019 and 2018, respectively.